TAXATION - Unrecognized deferred income tax assets (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Income taxes [Abstract]
Losses and other assets available for offset against future taxable income	$ 67,908	$ 59,076